Accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Reconciliation about operating lease obligations
The following table reconciles the opening balance for the lease liabilities as at 1 January 2019 based upon the operating lease obligations as at 31 December 2018:

£ million
Operating lease commitments at 31 December 2018	3,628.2
Short-term and low value leases not included in lease liabilities	(73.8)
Extension options reasonably certain to be exercised	115.1
Signed leases not yet commenced	(598.1)
Gross lease liabilities at 1 January 2019	3,071.4
Effect of discounting	(745.2)
Lease liabilities at 1 January 2019	2,326.2

Summary of Estimated Useful Life of Intangible Assets
Amortisation is provided at rates calculated to write off the cost less estimated residual value of each asset on a straight-line basis over its estimated useful life as follows:

•	Brand names (with finite lives) – 10-20 years.

•	Customer-related intangibles – 3-10 years.

•	Other proprietary tools – 3-10 years.

•	Other (including capitalised computer software) – 3-5 years.

Summary of Estimated Useful Life of Property, Plant and Equipment	Depreciation is provided at rates calculated to write off the cost less estimated residual value of each asset on a straight-line basis over its estimated useful life, as follows:

•	Freehold buildings – 50 years.

•	Leasehold land and buildings – over the term of the lease or life of the asset, if shorter.

•	Fixtures, fittings and equipment – 3-10 years.

•	Computer equipment – 3-5 years.